Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	$ 81,600		$ 475,000		$ 1,102,558
Liabilities, Fair Value Disclosure, Nonrecurring	0
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	19,389,698		24,867,664
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	2,462,559		1,864,999
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	16,927,139		23,002,665
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	2,462,559		1,864,999
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	2,462,559
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	81,600		475,000
Assets, Fair Value Disclosure, Nonrecurring	12,565,728	[1]	19,772,955	[2]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	[1]	0	[2]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	[1]	0	[2]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	12,565,728	[1]	19,772,955	[2]
Foreclosed Assets | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	4,361,411		3,229,710
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 0		0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			$ 3,229,710

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF
[2]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF